Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension Plans and Other Postretirement Benefits
ension Plans and Other Postretirement Benefits

Defined Contribution Plans

The Company sponsors voluntary 401(k) savings plans that cover all employees who meet plan eligibility requirements. The Company makes matching contributions consistent with the provisions of the plans.

At the participant’s option, account balances, including the Company’s matching contribution, can be transferred without restriction among various investment options, including the Company’s common stock fund under one of the defined contribution plans. The Company also maintains a nonqualified, unfunded Deferred Compensation Plan for certain key employees. This plan provides participants the opportunity to defer portions of their eligible compensation and receive matching contributions equivalent to what they could have received under the CVS Health 401(k) Plan absent certain restrictions and limitations under the Internal Revenue Code. The Company’s contributions under the above defined contribution plans were $251 million, $238 million and $235 million in 2015, 2014 and 2013, respectively.

Defined Benefit Pension Plans

As of December 31, 2015, the Company sponsored seven defined benefit pension plans. Two of the plans are tax-qualified plans that are funded based on actuarial calculations and applicable federal laws and regulations. The other five plans are unfunded nonqualified supplemental retirement plans. As of December 31, 2014 and 2013, the Company sponsored nine defined benefit pension plans. Four of the plans were tax-qualified plans and the other five plans were unfunded nonqualified supplemental retirement plans. Most of the plans were frozen in prior periods.

On September 30, 2015, the Company’s Board of Directors approved a resolution to merge the four tax-qualified defined benefit plans that existed in 2014 and terminate the resulting merged plan. The merger was effective September 30, 2015 and the merged plan termination was effective December 31, 2015. It is expected to take approximately 18 to 24 months to complete the settlement of the terminated plan from the date of the approved resolution. The assumptions used to calculate the pension liability as of December 31, 2015 reflect the resolution to terminate the merged plan. This resulted in the pension liability and pre-tax accumulated other comprehensive income both increasing by $67 million during the three months ended December 31, 2015. The pension liability will be settled in either lump sum payments or purchased annuities. Currently, there is not enough information available to determine the ultimate cost of the termination; however, based on current market rates the one-time settlement charge at final liquidation is estimated to be in the range of approximately $175 million to $250 million.

The following tables outline the change in benefit obligations and plan assets over the comparable periods:

In millions	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$796	$694
Acquisition	8	—
Service cost	—	1
Interest cost	31	32
Actuarial loss	45	119
Benefit payments	(36)	(41)
Settlements	—	(9)
Benefit obligation at end of year	$844	$796

In millions	2015	2014
Change in plan assets:
Fair value of plan assets at the beginning of the year	$635	$568
Acquisitions	5	—
Actual return on plan assets	(13)	75
Employer contributions	22	42
Benefit payments	(36)	(41)
Settlements	—	(9)
Fair value of plan assets at the end of the year	613	635

Funded status	$(231)	$(161)

The components of net periodic benefit costs for the years ended December 31, 2015, 2014 and 2013 are shown below:

In millions	2015	2014	2013
Components of net periodic benefit cost:
Interest cost	$31	$32	$30
Expected return on plan assets	(33)	(31)	(34)
Amortization of net loss	21	16	22
Settlement loss	—	3	—
Service cost	—	1	1
Net periodic pension cost	$19	$21	$19

Pension Plan Assumptions

The Company uses a series of actuarial assumptions to determine the benefit obligations and the net benefit costs. The discount rate is determined by examining the current yields observed on the measurement date of fixed-interest, high quality investments expected to be available during the period to maturity of the related benefits on a plan by plan basis. The discount rate for the merged qualified plan that has been terminated is determined by examining the current assumed lump sum and annuity purchase rates. The expected long-term rate of return on plan assets is determined by using the plan’s target allocation and historical returns for each asset class on a plan by plan basis. Certain of the Company’s pension plans use assumptions on expected compensation increases of plan participants. These increases are determined by an actuarial analysis of the plan participants, their expected compensation increases, and the duration of their earnings period until retirement. Each of these assumptions are reviewed as plan characteristics change and on an annual basis with input from senior pension and financial executives and the Company’s external actuarial consultants.

The discount rate for determining plan benefit obligations was 4.25% for all plans except the merged qualified plan in 2015 and 4% for all plans in 2014. The discount rate for the merged qualified plan was 3.25% in 2015. The expected long-term rate of return for the plans ranged from 5.75% to 6.75% in 2015 and ranged from 5.75% to 7.25% in 2014. The rate of compensation increases for certain of the plans with active participants ranged from 4% to 6% in 2015 and 2014.

Return on Plan Assets

Historically, the Company used an investment strategy which emphasized equities in order to produce higher expected returns, and in the long run, lower expected expense and cash contribution requirements. Beginning in 2013, the Company changed its investment strategy to be liability management driven. The qualified pension plan asset allocation targets in 2014 and 2013 were revised to hold more fixed income investments based on the change in the investment strategy. As of December 31, 2015, investment allocations for the two qualified defined benefit plans range from 80% to 100% in fixed income and 0% to 20% in equities. The following tables show the fair value allocation of plan assets by asset category as of December 31, 2015 and 2014.

In millions	Fair value of plan assets at December 31, 2015
	Level 1	Level 2	Level 3	Total
Cash and money market funds	$10	$—	$—	$10
Fixed income funds	4	484	—	488
Equity mutual funds	115	—	—	115
Total assets at fair value	$129	$484	$—	$613

	Fair value of plan assets at December 31, 2014
	Level 1	Level 2	Level 3	Total
Cash and money market funds	$7	$—	$—	$7
Fixed income funds	—	514	—	514
Equity mutual funds	84	30	—	114
Total assets at fair value	$91	$544	$—	$635

As of December 31, 2015, the Company’s qualified defined benefit pension plan assets consisted of 19% equity, 80% fixed income and 2% money market securities of which 21% were classified as Level 1 and 79% as Level 2 in the fair value hierarchy. The Company’s qualified defined benefit pension plan assets as of December 31, 2014 consisted of 18% equity, 81% fixed income and 1% money market securities of which 14% were classified as Level 1 and 86% as Level 2 in the fair value hierarchy.

The Company continued to have no investments in Level 3 alternative investments during the years ended December 31, 2015 and 2014.

Cash Flows

The Company contributed $22 million, $42 million and $33 million to the pension plans during 2015, 2014 and 2013, respectively. The Company plans to make approximately $37 million in contributions to the pension plans during 2016. These contributions include contributions made to certain nonqualified benefit plans for which there is no funding requirement. The Company estimates the following future benefit payments which are calculated using the same actuarial assumptions used to measure the benefit obligation as of December 31, 2015:

In millions
2016	$37
2017(1)	39
2018	51
2019	50
2020	49
Thereafter	250
(1) Excludes any payments associated with the ultimate settlement of the terminated plan discussed above.

Multiemployer Pension Plans

The Company also contributes to a number of multiemployer pension plans under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer pension plans in the following aspects: (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (ii) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers, and (iii) if the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

None of the multiemployer pension plans in which the Company participates are individually significant to the Company. Total Company contributions to multiemployer pension plans were $14 million in 2015 and 2014 and $13 million in 2013.

Other Postretirement Benefits

The Company provides postretirement health care and life insurance benefits to certain retirees who meet eligibility requirements. The Company’s funding policy is generally to pay covered expenses as they are incurred. For retiree medical plan accounting, the Company reviews external data and its own historical trends for health care costs to determine the health care cost trend rates. As of December 31, 2015 and 2014, the Company’s other postretirement benefits have an accumulated postretirement benefit obligation of $33 million and $31 million, respectively. Net periodic benefit costs related to these other postretirement benefits were $2 million in 2015, $1 million in 2014, and $11 million in 2013. The net periodic benefit costs for 2013 include a settlement loss of $8 million.

Pursuant to various collective bargaining agreements, the Company also contributes to multiemployer health and welfare plans that cover certain union-represented employees. The plans provide postretirement health care and life insurance benefits to certain employees who meet eligibility requirements. Total Company contributions to multiemployer health and welfare plans were $60 million, $58 million and $55 million in 2015, 2014 and 2013, respectively.